Intangible Assets and Goodwill - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Total intangible assets and goodwill	$ 622,987
Less accumulated amortization	(15,481)
Intangible assets and goodwill - net	607,506
Permits and Licenses [Member]
Total intangible assets and goodwill	50,000
Customer Lists [Member]
Total intangible assets and goodwill	351,431
Goodwill [Member]
Total intangible assets and goodwill	$ 221,556
Intangible assets and goodwill, useful life	7 years